Transactions with Officers and Directors (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012
Transactions with Officers and Directors [Abstract]
Loans and Leases Receivable, Related Parties	$ 3,000	$ 837
Loans and Leases Receivable, Related Parties, Additions	3,500	176
Loans and Leases Receivable, Related Parties, Collections	$ 1,300	$ 344